Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2021
Classes of employee benefits expense [abstract]
Composition of employee benefits

Composition of employee benefits:

As of December 31
2021	2020
$ millions	$ millions

Fair value of plan assets	648	629
Termination benefits	(135)	(158)
Defined benefit obligation	(993)	(1,075)
	(480)	(604)

Composition of fair value of the plan assets
Composition of fair value of the plan assets:

As of December 31
2021	2020
$ millions	$ millions

Equity instruments
With quoted market price	230	224
Without quoted market price	50	40
	280	264
Debt instruments
With quoted market price	337	334
Without quoted market price	3	3
	340	337
Deposits with insurance companies	28	28

	648	629

Movement in net defined benefit assets (liabilities)

E.	Movement in net defined benefit obligation and in its components:

Fair value of plan assets		Defined benefit obligation		Defined benefit obligation, net
2021	2020	2021	2020	2021	2020
$ millions	$ millions	$ millions	$ millions	$ millions	$ millions

Balance as of January 1	629	583	(1,075)	(1,004)	(446)	(421)
Income (costs) included in profit or loss:
Current service costs	-	-	(24)	(22)	(24)	(22)
Interest income (expenses)	6	5	(14)	(14)	(8)	(9)
Past service cost	-	-	12	11	12	11
Effect of movements in exchange rates, net	8	16	(16)	(34)	(8)	(18)
Included in other comprehensive income:
Actuarial profits (losses) deriving from changes in financial assumptions	-	-	68	(24)	68	(24)
Other actuarial gains	17	9	-	-	17	9
Change with respect to translation differences, net	(10)	18	21	(32)	11	(14)
Other movements:
Benefits received (paid)	(6)	(6)	35	44	29	38
Employer contribution	4	4	-	-	4	4
Balance as of December 31	648	629	(993)	(1,075)	(345)	(446)

The actual return on plan assets in 2021, is $23 million, compared with $14 million in 2020 and $61 million in 2019.

Actuarial assumptions
Principal actuarial assumptions as of the reporting date (expressed as weighted averages):

For the year ended December 31
2021	2020	2019
%	%	%

Discount rate as of December 31	2.1	1.7	2.1
Future salary increases	3.9	3.4	3.2
Future pension increase	2.3	2.0	2.1

Sensitivity analysis

Assuming all other assumptions remain constant, the following reasonable possible changes affect the defined benefit obligation as of the date of the financial statements in the following manner:

December 2021
Decrease 10%	Decrease 5%	Increase 5%	Increase 10%
$ millions	$ millions	$ millions	$ millions

Significant actuarial assumptions
Salary increases	(14)	(7)	7	14
Discount rate	20	10	(10)	(20)
Mortality table	24	12	(12)	(24)

The assumptions regarding the future mortality rate are based on published statistics and accepted mortality tables.